Share-Based Compensation (Summary of Stock Option Activity) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended		72 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Number of Options
Granted			24,731,467
Exercised	(17,914)
Equity Option [Member]
Number of Options
Outstanding, beginning balance	2,247,187
Forfeited	(4)
Exercised	(242,718)
Outstanding, ending balance	2,004,465	2,247,187
Vested and expected to vest	2,004,465
Exercisable	2,004,465
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding	¥ 0.5	¥ 0.6
Vested and expected to vest	0.5
Exercisable	¥ 0.5
Weighted Average Remaining Contractual Term
Outstanding	3 years 8 months 12 days	4 years 8 months 12 days
Vested and expected to vest	3 years 8 months 12 days
Exercisable	3 years 8 months 12 days
Outstanding, Aggregate Intrinsic Value	¥ 148,848	¥ 171,306
Vested and expected to vest, Aggregate Intrinsic Value	148,848
Exercisable, Aggregate Intrinsic Value	¥ 148,848